Schedule of Investments (unaudited)	iShares® Russell 2000 Growth ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.4%
Aerojet Rocketdyne Holdings Inc.	495,478	$23,168,551
Aerovironment Inc.(a)(b)	187,819	11,650,413
Byrna Technologies Inc.(a)	151,791	2,026,410
Cadre Holdings Inc.(a)(b)	20,075	510,306
Kratos Defense & Security Solutions Inc.(a)(b)	228,878	4,440,233
PAE Inc.(a)(b)	581,692	5,776,202
		47,572,115
Air Freight & Logistics — 0.2%
Forward Air Corp.	221,778	26,855,098

Airlines — 0.3%
Allegiant Travel Co.(a)	128,304	23,997,980
Frontier Group Holdings Inc.(a)(b)	291,660	3,957,826
Sun Country Airlines Holdings Inc.(a)(b)	266,273	7,255,940
		35,211,746
Auto Components — 1.8%
Adient PLC(a)(b)	100,238	4,799,395
American Axle & Manufacturing Holdings Inc.(a)	464,374	4,332,609
Dana Inc.	650,882	14,853,127
Dorman Products Inc.(a)	218,195	24,658,217
Fox Factory Holding Corp.(a)(b)	350,000	59,535,000
Gentherm Inc.(a)(b)	274,967	23,894,632
LCI Industries	205,834	32,083,346
Modine Manufacturing Co.(a)(b)	46,108	465,230
Patrick Industries Inc.	187,803	15,153,824
Stoneridge Inc.(a)(b)	34,798	686,913
Tenneco Inc., Class A(a)	526,195	5,946,004
Visteon Corp.(a)(b)	229,556	25,512,854
XL Fleet Corp.(a)	41,787	138,315
XPEL Inc.(a)(b)	148,422	10,134,254
		222,193,720
Automobiles — 0.4%
Arcimoto Inc.(a)(b)	229,358	1,784,405
Canoo Inc.(a)(b)	408,568	3,154,145
Fisker Inc.(a)(b)	1,246,682	19,610,308
Lordstown Motors Corp., Class A(a)(b)	126,899	437,802
Winnebago Industries Inc.	267,457	20,037,878
Workhorse Group Inc.(a)(b)	96,270	419,737
		45,444,275
Banks — 1.8%
Cadence Bank	182,582	5,439,118
Coastal Financial Corp./WA(a)(b)	54,206	2,743,908
CrossFirst Bankshares Inc.(a)	190,812	2,978,575
Customers Bancorp. Inc.(a)(b)	19,553	1,278,180
Eastern Bankshares Inc.	309,062	6,233,781
FB Financial Corp.	25,849	1,132,703
First Financial Bankshares Inc.	1,005,055	51,096,996
Five Star Bancorp.	38,932	1,167,960
Glacier Bancorp. Inc.	110,520	6,266,484
Great Western Bancorp. Inc.	17,535	595,489
Investors Bancorp. Inc.	676,023	10,241,748
Lakeland Financial Corp.	12,812	1,026,754
Live Oak Bancshares Inc.(b)	265,483	23,174,011
Meta Financial Group Inc.(b)	69,327	4,136,049
Metrocity Bankshares Inc.	38,952	1,072,349
Metropolitan Bank Holding Corp.(a)(b)	4,767	507,828
Origin Bancorp Inc.	34,083	1,462,842
Pacific Premier Bancorp. Inc.	87,351	3,496,661
Security	Shares	Value

Banks (continued)
RBB Bancorp.	12,787	$335,019
ServisFirst Bancshares Inc.	346,740	29,452,096
Silvergate Capital Corp., Class A(a)	228,291	33,832,726
Southern First Bancshares Inc.(a)	20,964	1,310,040
Stock Yards Bancorp. Inc.	38,613	2,466,598
Texas Capital Bancshares Inc.(a)(b)	161,310	9,718,927
Triumph Bancorp. Inc.(a)(b)	181,545	21,618,379
Veritex Holdings Inc.	52,902	2,104,442
West Bancorp. Inc.	27,764	862,627
		225,752,290
Beverages — 0.7%
Celsius Holdings Inc.(a)(b)	447,512	33,370,970
Coca-Cola Consolidated Inc.	39,075	24,194,849
Duckhorn Portfolio Inc. (The)(a)(b)	198,413	4,630,959
MGP Ingredients Inc.	99,390	8,447,156
National Beverage Corp.	196,375	8,901,679
NewAge Inc.(a)(b)	629,065	647,937
Zevia PBC, Class A(a)(b)	62,182	438,383
		80,631,933
Biotechnology — 11.3%
4D Molecular Therapeutics Inc.(a)	22,606	495,976
ACADIA Pharmaceuticals Inc.(a)(b)	989,385	23,092,246
Acumen Pharmaceuticals Inc.(a)(b)	51,272	346,599
Adagio Therapeutics Inc.(a)(b)	102,086	741,144
Aerovate Therapeutics Inc.(a)(b)	51,202	603,672
Affimed NV(a)(b)	979,921	5,409,164
Agenus Inc.(a)(b)	1,807,381	5,819,767
Akebia Therapeutics Inc.(a)	615,991	1,392,140
Akero Therapeutics Inc.(a)(b)	164,093	3,470,567
Albireo Pharma Inc.(a)(b)	112,939	2,630,349
Aldeyra Therapeutics Inc.(a)(b)	403,044	1,612,176
Alector Inc.(a)(b)	488,101	10,079,286
Aligos Therapeutics Inc.(a)(b)	172,773	2,050,815
Alkermes PLC(a)(b)	1,331,307	30,966,201
Allakos Inc.(a)(b)	293,091	2,869,361
Allogene Therapeutics Inc.(a)(b)	226,747	3,383,065
Allovir Inc.(a)(b)	244,699	3,166,405
Alpine Immune Sciences Inc.(a)	97,327	1,347,979
ALX Oncology Holdings Inc.(a)(b)	150,438	3,232,913
Amicus Therapeutics Inc.(a)(b)	2,173,820	25,107,621
Anavex Life Sciences Corp.(a)(b)	555,030	9,624,220
Apellis Pharmaceuticals Inc.(a)(b)	593,489	28,060,160
Applied Molecular Transport Inc.(a)	205,982	2,879,628
Applied Therapeutics Inc.(a)(b)	111,744	1,000,109
AquaBounty Technologies Inc.(a)(b)	146,810	308,301
Arbutus Biopharma Corp.(a)	66,718	259,533
Arcutis Biotherapeutics Inc.(a)(b)	23,192	481,002
Ardelyx Inc.(a)(b)	537,914	591,705
Arena Pharmaceuticals Inc.(a)	49,797	4,628,133
Arrowhead Pharmaceuticals Inc.(a)(b)	839,837	55,681,193
Atara Biotherapeutics Inc.(a)(b)	58,147	916,397
Athenex Inc.(a)(b)	425,941	579,280
Athersys Inc.(a)(b)	1,448,227	1,307,170
Atossa Therapeutics Inc.(a)(b)	68,575	109,720
Aura Biosciences Inc.(a)	23,173	393,478
Avalo Therapeutics Inc.(a)(b)	418,302	711,113
Avid Bioservices Inc.(a)(b)	470,272	13,722,537
Avidity Biosciences Inc.(a)	52,298	1,243,123
Avita Medical Inc.(a)	200,019	2,396,228
Beam Therapeutics Inc.(a)(b)	424,688	33,843,387

Schedule of Investments (unaudited) (continued)	iShares® Russell 2000 Growth ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Beyondspring Inc.(a)(b)	194,242	$879,916
BioAtla Inc.(a)	127,666	2,506,084
BioCryst Pharmaceuticals Inc.(a)(b)	150,515	2,084,633
Biohaven Pharmaceutical Holding Co. Ltd.(a)(b)	309,849	42,700,291
Biomea Fusion Inc.(a)(b)	179,205	1,335,077
Bioxcel Therapeutics Inc.(a)(b)	147,193	2,992,434
Blueprint Medicines Corp.(a)(b)	453,388	48,562,389
Bridgebio Pharma Inc.(a)(b)	588,533	9,816,730
Brooklyn ImmunoTherapeutics Inc.(a)(b)	212,194	884,849
C4 Therapeutics Inc.(a)(b)	324,795	10,458,399
CareDx Inc.(a)(b)	418,227	19,020,964
Caribou Biosciences Inc.(a)	98,985	1,493,684
Celcuity Inc.(a)	77,696	1,024,810
Celldex Therapeutics Inc.(a)	298,773	11,544,589
CEL-SCI Corp.(a)(b)	283,434	2,012,381
Century Therapeutics Inc.(a)(b)	54,789	868,954
Cerevel Therapeutics Holdings Inc.(a)(b)	338,221	10,965,125
ChemoCentryx Inc.(a)(b)	30,302	1,103,296
Chimerix Inc.(a)	438,476	2,819,401
Clene Inc.(a)(b)	111,490	457,109
Clovis Oncology Inc.(a)(b)	969,750	2,628,022
Codiak Biosciences Inc.(a)(b)	133,661	1,488,984
Cogent Biosciences Inc.(a)(b)	88,686	760,926
Coherus Biosciences Inc.(a)(b)	539,855	8,616,086
Contra GTX Inc., NVS(a)(b)(c)	6,020	6,170
Cortexyme Inc.(a)(b)	166,700	2,103,754
Crinetics Pharmaceuticals Inc.(a)	327,258	9,297,400
Cue Biopharma Inc.(a)	258,015	2,918,150
Cullinan Oncology Inc.(a)(b)	13,184	203,429
Curis Inc.(a)(b)	631,949	3,008,077
Cyteir Therapeutics Inc.(a)(b)	43,787	497,858
Cytokinetics Inc.(a)(b)	608,232	27,723,215
CytomX Therapeutics Inc.(a)(b)	462,349	2,001,971
Day One Biopharmaceuticals Inc.(a)(b)	50,596	852,543
Deciphera Pharmaceuticals Inc.(a)(b)	281,143	2,746,767
Denali Therapeutics Inc.(a)(b)	754,845	33,666,087
Dermtech Inc.(a)(b)	198,597	3,137,833
Design Therapeutics Inc.(a)(b)	127,937	2,739,131
Dynavax Technologies Corp.(a)(b)	891,185	12,538,973
Eagle Pharmaceuticals Inc./DE(a)	45,254	2,304,334
Editas Medicine Inc.(a)(b)	565,325	15,009,379
Eliem Therapeutics Inc.(a)(b)	31,916	333,841
Enanta Pharmaceuticals Inc.(a)	15,902	1,189,152
Entrada Therapeutics Inc.(a)(b)	44,062	754,341
Epizyme Inc.(a)(b)	743,156	1,857,890
Erasca Inc.(a)(b)	102,730	1,600,533
Evelo Biosciences Inc.(a)(b)	257,575	1,563,480
Exagen Inc.(a)(b)	28,928	336,433
Fate Therapeutics Inc.(a)(b)	670,903	39,254,534
FibroGen Inc.(a)(b)	650,607	9,173,559
Finch Therapeutics Group Inc.(a)	5,203	51,874
Foghorn Therapeutics Inc.(a)	24,409	558,234
Forte Biosciences Inc.(a)	89,548	191,633
Fortress Biotech Inc.(a)	618,492	1,546,230
G1 Therapeutics Inc.(a)(b)	191,613	1,956,369
Gemini Therapeutics Inc.(a)(b)	29,362	85,443
Generation Bio Co.(a)(b)	347,076	2,457,298
Global Blood Therapeutics Inc.(a)(b)	512,514	15,001,285
Graphite Bio Inc.(a)(b)	75,925	943,748
Greenwich Lifesciences Inc.(a)	33,802	822,403
Security	Shares	Value

Biotechnology (continued)
GT Biopharma Inc.(a)(b)	152,621	$465,494
Halozyme Therapeutics Inc.(a)(b)	1,148,121	46,165,945
Harpoon Therapeutics Inc.(a)	156,684	1,182,964
Heron Therapeutics Inc.(a)(b)	775,828	7,083,310
Hookipa Pharma Inc.(a)(b)	97,312	226,737
Humanigen Inc.(a)(b)	383,330	1,425,988
Icosavax Inc.(a)(b)	68,020	1,556,298
Ideaya Biosciences Inc.(a)	64,362	1,521,518
IGM Biosciences Inc.(a)(b)	68,482	2,008,577
Imago Biosciences Inc.(a)	50,058	1,186,875
Immuneering Corp., Class A(a)(b)	37,786	611,000
ImmunityBio Inc.(a)(b)	62,768	381,629
ImmunoGen Inc.(a)(b)	887,176	6,582,846
Immunovant Inc.(a)	217,285	1,851,268
Impel Neuropharma Inc.(a)(b)	30,262	261,161
Infinity Pharmaceuticals Inc.(a)(b)	659,217	1,483,238
Inhibrx Inc.(a)(b)	234,586	10,244,371
Insmed Inc.(a)	977,187	26,618,574
Instil Bio Inc.(a)(b)	207,829	3,555,954
Intellia Therapeutics Inc.(a)(b)	578,725	68,428,444
Intercept Pharmaceuticals Inc.(a)(b)	206,431	3,362,761
Invitae Corp.(a)(b)	431,340	6,586,562
Ironwood Pharmaceuticals Inc.(a)(b)	1,221,090	14,237,909
IVERIC bio Inc.(a)(b)	188,861	3,157,756
Janux Therapeutics Inc.(a)(b)	61,634	1,216,039
KalVista Pharmaceuticals Inc.(a)(b)	185,215	2,450,394
Karuna Therapeutics Inc.(a)	183,533	24,042,823
Karyopharm Therapeutics Inc.(a)(b)	599,183	3,852,747
Keros Therapeutics Inc.(a)	130,710	7,647,842
Kiniksa Pharmaceuticals Ltd., Class A(a)(b)	112,124	1,319,699
Kinnate Biopharma Inc.(a)(b)	11,129	197,206
Kodiak Sciences Inc.(a)(b)	276,874	23,473,378
Kronos Bio Inc.(a)(b)	39,000	530,010
Krystal Biotech Inc.(a)	53,787	3,762,401
Kymera Therapeutics Inc.(a)(b)	284,033	18,033,255
Lexicon Pharmaceuticals Inc.(a)(b)	228,631	900,806
Ligand Pharmaceuticals Inc.(a)	15,303	2,363,701
Lyell Immunopharma Inc.(a)(b)	118,998	921,044
MacroGenics Inc.(a)	462,596	7,424,666
Madrigal Pharmaceuticals Inc.(a)	95,430	8,086,738
Magenta Therapeutics Inc.(a)	223,820	991,523
MannKind Corp.(a)(b)	210,999	922,066
MEI Pharma Inc.(a)(b)	912,114	2,435,344
MeiraGTx Holdings PLC(a)	15,735	373,549
Mersana Therapeutics Inc.(a)	416,087	2,588,061
MiMedx Group Inc.(a)(b)	613,387	3,704,857
Mirum Pharmaceuticals Inc.(a)	12,250	195,387
Molecular Templates Inc.(a)(b)	309,741	1,214,185
Monte Rosa Therapeutics Inc.(a)(b)	54,280	1,108,398
Morphic Holding Inc.(a)	173,563	8,223,415
Neoleukin Therapeutics Inc.(a)	69,017	332,662
NexImmune Inc.(a)	101,244	466,735
Nurix Therapeutics Inc.(a)	240,347	6,958,046
Nuvalent Inc., Class A(a)(b)	50,187	955,560
Ocugen Inc.(a)(b)	1,540,645	7,009,935
Olema Pharmaceuticals Inc.(a)(b)	100,098	936,917
Omega Therapeutics Inc.(a)(b)	38,614	437,497
Oncocyte Corp.(a)(b)	379,673	823,890
Organogenesis Holdings Inc., Class A(a)(b)	311,306	2,876,467
ORIC Pharmaceuticals Inc.(a)(b)	33,842	497,477

Schedule of Investments (unaudited) (continued)	iShares® Russell 2000 Growth ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Outlook Therapeutics Inc.(a)(b)	733,613	$997,714
Oyster Point Pharma Inc.(a)(b)	9,376	171,206
PMV Pharmaceuticals Inc.(a)(b)	222,513	5,140,050
Portage Biotech Inc.(a)(b)	5,047	54,154
Praxis Precision Medicines Inc.(a)(b)	23,220	457,434
Precigen Inc.(a)(b)	687,066	2,549,015
Precision BioSciences Inc.(a)(b)	412,520	3,052,648
Prelude Therapeutics Inc.(a)(b)	90,676	1,128,916
Prometheus Biosciences Inc.(a)(b)	31,954	1,263,461
Protagonist Therapeutics Inc.(a)	369,774	12,646,271
Prothena Corp. PLC(a)	230,010	11,362,494
PTC Therapeutics Inc.(a)(b)	574,151	22,868,434
Puma Biotechnology Inc.(a)(b)	267,654	813,668
Pyxis Oncology Inc.(a)	51,153	561,148
Radius Health Inc.(a)(b)	396,276	2,742,230
Rallybio Corp.(a)(b)	35,072	334,587
RAPT Therapeutics Inc.(a)	179,030	6,575,772
Recursion Pharmaceuticals Inc., Class A(a)(b)	639,302	10,951,243
REGENXBIO Inc.(a)	174,506	5,706,346
Relay Therapeutics Inc.(a)(b)	515,340	15,826,091
Reneo Pharmaceuticals Inc.(a)(b)	35,452	303,115
Replimune Group Inc.(a)(b)	175,181	4,747,405
REVOLUTION Medicines Inc.(a)(b)	70,131	1,765,197
Rigel Pharmaceuticals Inc.(a)(b)	1,417,307	3,755,864
Rocket Pharmaceuticals Inc.(a)(b)	342,498	7,476,731
Rubius Therapeutics Inc.(a)(b)	384,269	3,719,724
Sana Biotechnology Inc.(a)(b)	675,165	10,451,554
Sangamo Therapeutics Inc.(a)(b)	893,881	6,704,107
Scholar Rock Holding Corp.(a)(b)	198,071	4,920,084
Selecta Biosciences Inc.(a)	75,581	246,394
Sera Prognostics Inc., Class A(a)(b)	13,933	95,720
Seres Therapeutics Inc.(a)(b)	583,012	4,856,490
Sesen Bio Inc.(a)(b)	1,625,345	1,324,656
Shattuck Labs Inc.(a)	182,728	1,555,015
Sorrento Therapeutics Inc.(a)(b)	2,232,403	10,380,674
Spectrum Pharmaceuticals Inc.(a)	1,352,519	1,717,699
Spero Therapeutics Inc.(a)(b)	189,971	3,041,436
SpringWorks Therapeutics Inc.(a)(b)	241,353	14,959,059
Stoke Therapeutics Inc.(a)	161,330	3,870,307
Summit Therapeutics Inc.(a)(b)	212,873	572,628
Sutro Biopharma Inc.(a)(b)	24,678	367,209
Syndax Pharmaceuticals Inc.(a)(b)	91,894	2,011,560
Syros Pharmaceuticals Inc.(a)(b)	233,394	760,864
Talaris Therapeutics Inc.(a)(b)	118,220	1,807,584
Taysha Gene Therapies Inc.(a)(b)	154,393	1,798,678
Tenaya Therapeutics Inc.(a)(b)	70,905	1,343,650
TG Therapeutics Inc.(a)(b)	1,074,521	20,415,899
Travere Therapeutics Inc.(a)(b)	32,719	1,015,598
Trevena Inc.(a)(b)	461,646	268,909
Turning Point Therapeutics Inc.(a)	42,991	2,050,671
Twist Bioscience Corp.(a)(b)	390,298	30,205,162
Tyra Biosciences Inc.(a)(b)	58,493	822,996
UroGen Pharma Ltd.(a)(b)	120,553	1,146,459
Vaxart Inc.(a)(b)	928,215	5,819,908
Vaxcyte Inc.(a)(b)	96,207	2,288,764
VBI Vaccines Inc.(a)(b)	1,389,824	3,252,188
Vera Therapeutics Inc.(a)(b)	47,627	1,272,593
Verastem Inc.(a)	1,428,353	2,928,124
Vericel Corp.(a)(b)	384,328	15,104,090
Verve Therapeutics Inc.(a)(b)	77,852	2,870,403
Security	Shares	Value

Biotechnology (continued)
Vincerx Pharma Inc.(a)(b)	116,882	$1,191,028
Vir Biotechnology Inc.(a)(b)	499,996	20,934,832
Viracta Therapeutics Inc.(a)(b)	65,881	240,466
VistaGen Therapeutics Inc.(a)(b)	1,341,396	2,615,722
Vor BioPharma Inc.(a)(b)	17,451	202,781
Werewolf Therapeutics Inc.(a)(b)	146,483	1,744,612
Xencor Inc.(a)(b)	467,353	18,750,202
Xilio Therapeutics Inc.(a)	35,693	571,088
XOMA Corp.(a)(b)	5,219	108,816
Y-mAbs Therapeutics Inc.(a)(b)	288,884	4,682,810
Zentalis Pharmaceuticals Inc.(a)(b)	301,776	25,367,291
ZIOPHARM Oncology Inc.(a)(b)	1,743,247	1,900,139
		1,401,002,083
Building Products — 1.7%
AAON Inc.	346,712	27,539,334
Cornerstone Building Brands Inc.(a)	452,635	7,893,954
CSW Industrials Inc.	122,750	14,835,565
Gibraltar Industries Inc.(a)	79,318	5,288,924
Insteel Industries Inc.	13,429	534,608
JELD-WEN Holding Inc.(a)	301,055	7,935,810
Masonite International Corp.(a)(b)	196,949	23,230,135
PGT Innovations Inc.(a)	225,937	5,081,323
Resideo Technologies Inc.(a)	139,857	3,640,478
Simpson Manufacturing Co. Inc.	361,101	50,218,316
UFP Industries Inc.	451,455	41,538,375
Zurn Water Solutions Corp.	533,172	19,407,461
		207,144,283
Capital Markets — 2.0%
Artisan Partners Asset Management Inc., Class A	490,283	23,357,082
Blucora Inc.(a)(b)	155,349	2,690,645
BrightSphere Investment Group Inc.	484,227	12,396,211
Cohen & Steers Inc.	206,929	19,143,002
Donnelley Financial Solutions Inc.(a)	14,827	698,945
Focus Financial Partners Inc., Class A(a)	494,644	29,540,140
GAMCO Investors Inc., Class A	40,942	1,022,731
GCM Grosvenor Inc., Class A	334,373	3,510,916
Greenhill & Co. Inc.	120,290	2,156,800
Hamilton Lane Inc., Class A	289,571	30,005,347
Houlihan Lokey Inc.	371,071	38,413,270
Moelis & Co., Class A	281,566	17,600,690
Open Lending Corp., Class A(a)(b)	867,344	19,497,893
PJT Partners Inc., Class A	165,020	12,226,332
Pzena Investment Management Inc., Class A	141,493	1,339,939
StepStone Group Inc., Class A	334,327	13,897,973
StoneX Group Inc.(a)	15,507	949,804
Value Line Inc.	8,583	401,856
Virtus Investment Partners Inc.	60,536	17,985,245
WisdomTree Investments Inc.	830,123	5,080,353
		251,915,174
Chemicals — 2.0%
American Vanguard Corp.	59,317	972,206
Amyris Inc.(a)(b)	163,404	884,016
Avient Corp.	80,372	4,496,813
Balchem Corp.	266,590	44,947,074
Cabot Corp.	469,199	26,368,984
Chase Corp.	16,123	1,605,206
Danimer Scientific Inc.(a)(b)	748,669	6,378,660
Ferro Corp.(a)(b)	570,348	12,450,697
Hawkins Inc.	106,644	4,207,106

Schedule of Investments (unaudited) (continued)	iShares® Russell 2000 Growth ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Chemicals (continued)
HB Fuller Co.	78,615	$6,367,815
Ingevity Corp.(a)	328,544	23,556,605
Innospec Inc.	61,778	5,581,024
Kronos Worldwide Inc.	27,032	405,750
Livent Corp.(a)(b)	1,344,415	32,776,838
Marrone Bio Innovations Inc.(a)(b)	839,290	604,457
Orion Engineered Carbons SA(a)	507,861	9,324,328
PureCycle Technologies Inc.(a)(b)	441,355	4,223,767
Quaker Chemical Corp.	111,503	25,732,662
Sensient Technologies Corp.	180,792	18,090,047
Stepan Co.	15,159	1,884,112
Tredegar Corp.	186,627	2,205,931
Trinseo PLC	324,108	17,002,706
Zymergen Inc.(a)(b)	129,893	868,984
		250,935,788
Commercial Services & Supplies — 1.6%
Aris Water Solution Inc.(a)	71,737	928,994
Brink’s Co. (The)(b)	399,993	26,227,541
Casella Waste Systems Inc., Class A(a)	376,067	32,123,643
Cimpress PLC(a)(b)	145,480	10,417,823
Harsco Corp.(a)(b)	274,994	4,595,150
Healthcare Services Group Inc.	330,792	5,884,790
Heritage-Crystal Clean Inc.(a)	50,703	1,623,510
HNI Corp.	37,419	1,573,469
Interface Inc.(b)	109,372	1,744,483
Montrose Environmental Group Inc.(a)(b)	216,452	15,262,030
Pitney Bowes Inc.	430,568	2,854,666
SP Plus Corp.(a)	193,051	5,447,899
Tetra Tech Inc.	447,326	75,955,955
U.S. Ecology Inc.(a)	28,641	914,794
Viad Corp.(a)	167,860	7,182,729
		192,737,476
Communications Equipment — 0.9%
ADTRAN Inc.	27,784	634,309
CalAmp Corp.(a)(b)	292,205	2,062,967
Calix Inc.(a)	379,502	30,348,775
Cambium Networks Corp.(a)(b)	92,017	2,358,396
Casa Systems Inc.(a)(b)	277,712	1,574,627
Clearfield Inc.(a)(b)	94,200	7,952,364
DZS Inc.(a)	66,734	1,082,425
EMCORE Corp.(a)	57,901	404,149
Extreme Networks Inc.(a)	1,058,737	16,622,171
Harmonic Inc.(a)(b)	138,389	1,627,455
Infinera Corp.(a)(b)	1,529,596	14,668,826
Inseego Corp.(a)(b)	147,339	858,986
Plantronics Inc.(a)	149,591	4,389,000
Viavi Solutions Inc.(a)(b)	1,773,971	31,257,369
		115,841,819
Construction & Engineering — 1.4%
Ameresco Inc., Class A(a)(b)	255,450	20,803,848
Comfort Systems USA Inc.	296,026	29,288,812
Construction Partners Inc., Class A(a)(b)	243,676	7,166,511
Dycom Industries Inc.(a)(b)	199,764	18,729,873
EMCOR Group Inc.	45,034	5,736,881
IES Holdings Inc.(a)(b)	72,343	3,663,449
Infrastructure and Energy Alternatives Inc.(a)	91,068	837,826
MYR Group Inc.(a)	102,103	11,287,487
NV5 Global Inc.(a)(b)	26,724	3,691,119
Sterling Construction Co. Inc.(a)	46,639	1,226,606
Security	Shares	Value

Construction & Engineering (continued)
WillScot Mobile Mini Holdings Corp.(a)(b)	1,751,455	$71,529,422
		173,961,834
Construction Materials — 0.0%
Forterra Inc.(a)	245,925	5,848,096
United State Lime & Minerals Inc.	48	6,193
		5,854,289
Consumer Finance — 0.2%
Atlanticus Holdings Corp.(a)(b)	40,618	2,896,876
Curo Group Holdings Corp.	176,292	2,822,435
FirstCash Holdings Inc.	23,928	1,790,054
Green Dot Corp., Class A(a)	43,543	1,577,998
LendingTree Inc.(a)	96,082	11,779,653
PROG Holdings Inc.	85,136	3,840,485
Regional Management Corp.	24,686	1,418,457
		26,125,958
Containers & Packaging — 0.2%
Greif Inc., Class A, NVS	32,410	1,956,592
Greif Inc., Class B	7,031	420,313
Myers Industries Inc.	137,399	2,749,354
O-I Glass Inc.(a)	1,316,692	15,839,805
Ranpak Holdings Corp.(a)(b)	54,348	2,042,398
UFP Technologies Inc.(a)	3,840	269,798
		23,278,260
Distributors — 0.0%
Funko Inc., Class A(a)	226,847	4,264,724
Greenlane Holdings Inc., Class A(a)(b)	136,659	131,753
		4,396,477
Diversified Consumer Services — 0.3%
2U Inc.(a)(b)	510,552	10,246,779
Carriage Services Inc.	24,025	1,548,171
European Wax Center Inc., Class A(a)(b)	50,964	1,546,757
Houghton Mifflin Harcourt Co.(a)(b)	986,923	15,889,460
OneSpaWorld Holdings Ltd.(a)	219,160	2,195,983
PowerSchool Holdings Inc., Class A(a)(b)	81,786	1,347,015
Regis Corp.(a)(b)	314,898	547,923
Stride Inc.(a)	17,869	595,574
Udemy Inc., NVS(a)(b)	21,139	413,056
Vivint Smart Home Inc.(a)	202,960	1,984,949
WW International Inc.(a)(b)	133,530	2,153,839
		38,469,506
Diversified Telecommunication Services — 0.7%
Anterix Inc.(a)(b)	27,964	1,643,165
Bandwidth Inc., Class A(a)(b)	193,017	13,850,900
Cogent Communications Holdings Inc.	354,300	25,927,674
Globalstar Inc.(a)(b)	4,473,095	5,188,790
IDT Corp., Class B(a)(b)	127,311	5,622,054
Iridium Communications Inc.(a)	737,354	30,445,347
Ooma Inc.(a)(b)	106,008	2,166,803
Telesat Corp.(a)	106,751	3,060,551
		87,905,284
Electric Utilities — 0.0%
Via Renewables Inc.	92,124	1,052,977
Electrical Equipment — 1.4%
Advent Technologies Holdings Inc.(a)(b)	108,569	761,069
Allied Motion Technologies Inc.	89,775	3,275,890
Array Technologies Inc.(a)(b)	252,646	3,964,016
Atkore Inc.(a)(b)	382,388	42,517,722
Babcock & Wilcox Enterprises Inc.(a)	137,615	1,241,287

Schedule of Investments (unaudited) (continued)	iShares® Russell 2000 Growth ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Electrical Equipment (continued)
Beam Global(a)(b)	63,203	$1,175,576
Blink Charging Co.(a)(b)	305,941	8,110,496
Bloom Energy Corp., Class A(a)(b)	1,177,101	25,813,825
EnerSys.	39,188	3,098,203
Eos Energy Enterprises Inc.(a)(b)	358,834	2,698,432
FTC Solar Inc.(a)(b)	159,338	1,204,595
FuelCell Energy Inc.(a)(b)	2,356,633	12,254,491
GrafTech International Ltd.	1,467,005	17,354,669
Romeo Power Inc.(a)(b)	840,343	3,067,252
Stem Inc.(a)(b)	949,090	18,004,237
TPI Composites Inc.(a)(b)	303,501	4,540,375
Vicor Corp.(a)(b)	174,453	22,152,042
		171,234,177
Electronic Equipment, Instruments & Components — 2.9%
908 Devices Inc.(a)(b)	154,247	3,990,370
Advanced Energy Industries Inc.	311,929	28,404,255
Akoustis Technologies Inc.(a)(b)	404,200	2,700,056
Arlo Technologies Inc.(a)	687,821	7,215,242
Badger Meter Inc.	241,460	25,729,978
CTS Corp.	59,648	2,190,275
Fabrinet(a)(b)	263,881	31,261,982
FARO Technologies Inc.(a)	74,853	5,241,207
Identiv Inc.(a)	168,098	4,730,278
II-VI Inc.(a)(b)	816,695	55,804,769
Insight Enterprises Inc.(a)	101,504	10,820,326
Iteris Inc.(a)(b)	349,436	1,397,744
Itron Inc.(a)(b)	308,912	21,166,650
Kimball Electronics Inc.(a)(b)	16,048	349,205
Luna Innovations Inc.(a)(b)	255,220	2,154,057
MicroVision Inc.(a)(b)	1,371,548	6,871,456
Napco Security Technologies Inc.(a)(b)	121,437	6,069,421
nLight Inc.(a)	362,269	8,676,343
Novanta Inc.(a)(b)	292,406	51,559,950
OSI Systems Inc.(a)(b)	14,446	1,346,367
Ouster Inc.(a)(b)	1,294,694	6,732,409
PAR Technology Corp.(a)(b)	209,498	11,055,209
Plexus Corp.(a)(b)	205,969	19,750,367
Rogers Corp.(a)	136,458	37,253,034
Velodyne Lidar Inc.(a)(b)	631,659	2,930,898
Vishay Intertechnology Inc.	163,435	3,574,323
		358,976,171
Energy Equipment & Services — 0.4%
Aspen Aerogels Inc.(a)(b)	184,174	9,170,023
Cactus Inc., Class A	460,775	17,569,351
ChampionX Corp.(a)	305,180	6,167,688
DMC Global Inc.(a)	156,550	6,200,945
Expro Group Holdings NV(a)(b)	54,563	782,979
Liberty Oilfield Services Inc., Class A(a)	261,607	2,537,588
NexTier Oilfield Solutions Inc.(a)(b)	155,033	550,367
Solaris Oilfield Infrastructure Inc., Class A	71,283	466,904
TETRA Technologies Inc.(a)	782,328	2,221,812
		45,667,657
Entertainment — 0.2%
Chicken Soup For The Soul Entertainment Inc.(a)(b)	16,800	232,512
Cinemark Holdings Inc.(a)	739,800	11,925,576
CuriosityStream Inc.(a)(b)	38,382	227,605
IMAX Corp.(a)(b)	40,484	722,235
Liberty Media Corp.-Liberty Braves, Class A(a)(b)	83,701	2,406,404
Liberty Media Corp.-Liberty Braves, Class C, NVS(a)	304,410	8,553,921
Security	Shares	Value

Entertainment (continued)
LivePerson Inc.(a)(b)	483,280	$618,598
		24,686,851
Equity Real Estate Investment Trusts (REITs) — 2.3%
Alexander’s Inc.	18,389	4,786,657
American Finance Trust Inc.	68,240	623,031
CatchMark Timber Trust Inc., Class A	295,186	2,571,070
Clipper Realty Inc.	90,345	898,029
Community Healthcare Trust Inc.	124,099	5,866,160
EastGroup Properties Inc.	335,075	76,346,839
Gladstone Commercial Corp.	88,111	2,270,620
Gladstone Land Corp.	152,188	5,137,867
Indus Realty Trust Inc.	36,487	2,957,636
Innovative Industrial Properties Inc.	102,487	26,944,857
Monmouth Real Estate Investment Corp.	113,691	2,388,648
National Storage Affiliates Trust	674,843	46,699,136
NexPoint Residential Trust Inc.	35,143	2,946,038
Outfront Media Inc.	244,204	6,549,551
Phillips Edison & Co. Inc.(b)	21,815	720,768
PS Business Parks Inc.	141,690	26,095,047
Ryman Hospitality Properties Inc.(a)(b)	410,068	37,709,853
Safehold Inc.(b)	114,915	9,175,963
Saul Centers Inc.	92,540	4,906,471
Tanger Factory Outlet Centers Inc.	240,710	4,640,889
UMH Properties Inc.	301,047	8,227,614
Universal Health Realty Income Trust	100,273	5,963,235
		284,425,979
Food & Staples Retailing — 1.0%
Andersons Inc. (The)	106,686	4,129,815
BJ’s Wholesale Club Holdings Inc.(a)	848,719	56,838,711
Chefs’ Warehouse Inc. (The)(a)(b)	18,184	605,527
MedAvail Holdings Inc.(a)(b)	98,196	137,474
Performance Food Group Co.(a)(b)	1,145,466	52,565,435
PriceSmart Inc.	13,351	976,893
Sprouts Farmers Market Inc.(a)	415,954	12,345,515
United Natural Foods Inc.(a)	29,198	1,433,038
		129,032,408
Food Products — 0.9%
AppHarvest Inc.(a)(b)	572,272	2,226,138
Calavo Growers Inc.	143,690	6,092,456
J&J Snack Foods Corp.	121,899	19,255,166
John B Sanfilippo & Son Inc.	48,592	4,381,055
Laird Superfood Inc.(a)(b)	37,711	491,751
Lancaster Colony Corp.	138,600	22,952,160
Limoneira Co.	40,205	603,075
Mission Produce Inc.(a)	33,621	527,850
Sanderson Farms Inc.	144,609	27,631,888
Simply Good Foods Co. (The)(a)	43,420	1,804,969
Sovos Brands Inc.(a)(b)	91,018	1,369,821
Tattooed Chef Inc.(a)(b)	397,071	6,170,483
Tootsie Roll Industries Inc.	1	28
Utz Brands Inc.	488,483	7,791,304
Vita Coco Co. Inc. (The)(a)	64,988	725,916
Vital Farms Inc.(a)(b)	205,763	3,716,080
		105,740,140
Health Care Equipment & Supplies — 5.3%
Accelerate Diagnostics Inc.(a)(b)	276,335	1,442,469
Accuray Inc.(a)(b)	745,003	3,553,664
Acutus Medical Inc.(a)	155,930	531,721
Alphatec Holdings Inc.(a)(b)	537,754	6,146,528

Schedule of Investments (unaudited) (continued)	iShares® Russell 2000 Growth ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Apyx Medical Corp.(a)(b)	261,256	$3,349,302
Asensus Surgical Inc.(a)(b)	603,708	670,116
Aspira Women’s Health Inc.(a)(b)	608,993	1,077,918
AtriCure Inc.(a)	370,338	25,749,601
Atrion Corp.	11,702	8,248,740
Axogen Inc.(a)(b)	317,047	2,970,730
Axonics Inc.(a)(b)	378,830	21,214,480
BioLife Solutions Inc.(a)	85,856	3,199,853
Bioventus Inc., Class A(a)(b)	168,021	2,434,624
Butterfly Network Inc.(a)(b)	1,032,186	6,905,324
Cardiovascular Systems Inc.(a)(b)	330,563	6,207,973
Cerus Corp.(a)(b)	1,390,434	9,468,856
ClearPoint Neuro Inc.(a)(b)	157,487	1,767,004
CONMED Corp.	240,921	34,152,961
CryoLife Inc.(a)(b)	276,915	5,635,220
CryoPort Inc.(a)(b)	335,285	19,838,813
Cue Health Inc.(a)	70,142	940,604
Cutera Inc.(a)(b)	148,833	6,149,780
CVRx Inc.(a)	58,256	712,471
CytoSorbents Corp.(a)(b)	345,415	1,447,289
Eargo Inc.(a)	249,068	1,270,247
Glaukos Corp.(a)	376,681	16,739,704
Haemonetics Corp.(a)(b)	284,851	15,108,497
Heska Corp.(a)(b)	80,874	14,758,696
Inari Medical Inc.(a)(b)	285,453	26,053,295
Inogen Inc.(a)	165,259	5,618,806
Intersect ENT Inc.(a)	279,925	7,644,752
iRadimed Corp.(a)	51,654	2,386,931
iRhythm Technologies Inc.(a)(b)	243,922	28,707,180
Lantheus Holdings Inc.(a)	81,814	2,363,606
LeMaitre Vascular Inc.	158,408	7,956,834
LivaNova PLC(a)	357,211	31,230,958
Meridian Bioscience Inc.(a)(b)	40,033	816,673
Merit Medical Systems Inc.(a)	377,675	23,529,152
Neogen Corp.(a)(b)	835,694	37,948,865
Neuronetics Inc.(a)	196,119	874,691
NeuroPace Inc.(a)(b)	58,321	587,876
Nevro Corp.(a)(b)	286,011	23,186,912
NuVasive Inc.(a)(b)	428,265	22,475,347
Ortho Clinical Diagnostics Holdings PLC(a)	1,001,725	21,426,898
OrthoPediatrics Corp.(a)(b)	115,874	6,936,218
Outset Medical Inc.(a)(b)	387,702	17,869,185
Paragon 28 Inc.(a)(b)	61,240	1,083,336
PAVmed Inc.(a)(b)	596,587	1,467,604
PROCEPT BioRobotics Corp.(a)(b)	48,822	1,221,038
Pulmonx Corp.(a)(b)	218,986	7,022,881
Pulse Biosciences Inc.(a)(b)	116,532	1,725,839
Quotient Ltd.(a)	670,683	1,737,069
Retractable Technologies Inc.(a)(b)	145,199	1,006,229
RxSight Inc.(a)(b)	59,174	665,708
SeaSpine Holdings Corp.(a)(b)	134,605	1,833,320
Senseonics Holdings Inc.(a)(b)	3,605,933	9,627,841
Shockwave Medical Inc.(a)(b)	279,629	49,866,240
SI-BONE Inc.(a)(b)	272,359	6,049,093
Sientra Inc.(a)(b)	420,711	1,544,009
Sight Sciences Inc.(a)(b)	77,346	1,358,969
Silk Road Medical Inc.(a)(b)	283,447	12,077,677
STAAR Surgical Co.(a)	394,167	35,987,447
Stereotaxis Inc.(a)(b)	420,923	2,609,723
Surmodics Inc.(a)	112,368	5,410,519
Security	Shares	Value

Health Care Equipment & Supplies (continued)
Tactile Systems Technology Inc.(a)(b)	159,115	$3,027,958
TransMedics Group Inc.(a)(b)	215,093	4,121,182
Treace Medical Concepts Inc.(a)(b)	248,627	4,634,407
Utah Medical Products Inc.	2,358	235,800
Vapotherm Inc.(a)	188,711	3,908,205
Varex Imaging Corp.(a)	42,727	1,348,037
ViewRay Inc.(a)	1,158,107	6,381,170
Zynex Inc.(a)	163,042	1,625,529
		656,884,194
Health Care Providers & Services — 3.8%
1Life Healthcare Inc.(a)(b)	963,893	16,935,600
Accolade Inc.(a)(b)	421,107	11,100,381
Addus HomeCare Corp.(a)(b)	55,089	5,151,372
Agiliti Inc.(a)(b)	195,127	4,519,141
AirSculpt Technologies Inc.(a)(b)	36,117	620,851
Alignment Healthcare Inc.(a)(b)	655,802	9,220,576
AMN Healthcare Services Inc.(a)(b)	391,040	47,835,923
Apollo Medical Holdings Inc.(a)(b)	313,381	23,027,236
Apria Inc.(a)(b)	78,215	2,549,809
Aveanna Healthcare Holdings Inc.(a)	334,896	2,478,230
Biodesix Inc.(a)	102,873	544,198
Castle Biosciences Inc.(a)	165,002	7,073,636
Community Health Systems Inc.(a)	902,874	12,017,253
CorVel Corp.(a)	72,930	15,169,440
Cross Country Healthcare Inc.(a)	41,736	1,158,591
Ensign Group Inc. (The)	434,425	36,474,323
Fulgent Genetics Inc.(a)	21,403	2,152,928
Hanger Inc.(a)(b)	310,097	5,622,059
HealthEquity Inc.(a)(b)	679,573	30,064,310
InfuSystem Holdings Inc.(a)(b)	152,429	2,595,866
Innovage Holding Corp.(a)	153,532	767,660
Joint Corp. (The)(a)	115,379	7,579,246
LHC Group Inc.(a)(b)	253,405	34,774,768
LifeStance Health Group Inc.(a)(b)	238,210	2,267,759
MEDNAX Inc.(a)	334,179	9,093,011
ModivCare Inc.(a)(b)	33,992	5,040,674
National Research Corp.	116,565	4,839,779
Ontrak Inc.(a)	75,616	475,625
Owens & Minor Inc.(b)	498,155	21,669,742
Patterson Companies Inc.	184,472	5,414,253
Pennant Group Inc. (The)(a)(b)	212,748	4,910,224
PetIQ Inc.(a)(b)	225,758	5,126,964
Privia Health Group Inc.(a)(b)	133,370	3,450,282
Progyny Inc.(a)(b)	533,244	26,848,835
R1 RCM Inc.(a)	987,146	25,162,352
RadNet Inc.(a)	375,574	11,308,533
Select Medical Holdings Corp.	919,655	27,037,857
Sharps Compliance Corp.(a)(b)	126,058	898,794
SOC Telemed Inc.(a)(b)	437,870	560,474
Surgery Partners Inc.(a)(b)	280,956	15,005,860
Tenet Healthcare Corp.(a)(b)	106,186	8,674,334
Tivity Health Inc.(a)	214,307	5,666,277
U.S. Physical Therapy Inc.	107,187	10,241,718
Viemed Healthcare Inc.(a)	47,428	247,574
		473,374,318
Health Care Technology — 1.7%
Convey Holding Parent Inc.(a)(b)	78,766	658,484
Evolent Health Inc., Class A(a)(b)	134,067	3,709,634
Forian Inc.(a)	139,581	1,259,021
Health Catalyst Inc.(a)(b)	432,111	17,120,238

Schedule of Investments (unaudited) (continued)	iShares® Russell 2000 Growth ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Technology (continued)
Icad Inc.(a)(b)	184,610	$1,329,192
Inspire Medical Systems Inc.(a)	222,854	51,269,791
Multiplan Corp.(a)(b)	487,958	2,161,654
NantHealth Inc.(a)(b)	122,930	129,691
Omnicell Inc.(a)	362,939	65,488,713
OptimizeRx Corp.(a)	143,689	8,924,524
Phreesia Inc.(a)(b)	412,930	17,202,664
Schrodinger Inc.(a)(b)	374,616	13,047,875
Simulations Plus Inc.(b)	128,337	6,070,340
Tabula Rasa HealthCare Inc.(a)(b)	185,356	2,780,340
Vocera Communications Inc.(a)(b)	285,119	18,487,116
		209,639,277
Hotels, Restaurants & Leisure — 4.2%
Accel Entertainment Inc.(a)(b)	474,319	6,175,633
Bally’s Corp.(a)	269,952	10,274,373
BJ’s Restaurants Inc.(a)	172,481	5,959,218
Bloomin’ Brands Inc.(a)	738,252	15,488,527
Brinker International Inc.(a)	375,590	13,742,838
Century Casinos Inc.(a)	228,173	2,779,147
Cheesecake Factory Inc. (The)(a)	384,000	15,033,600
Chuy’s Holdings Inc.(a)(b)	77,841	2,344,571
Cracker Barrel Old Country Store Inc.	196,098	25,226,047
Dave & Buster’s Entertainment Inc.(a)	168,052	6,453,197
Denny’s Corp.(a)(b)	389,521	6,232,336
Dine Brands Global Inc.	136,886	10,377,328
Drive Shack Inc.(a)(b)	334,253	477,982
Esports Technologies Inc.(a)(b)	93,239	1,916,994
Everi Holdings Inc.(a)(b)	706,383	15,081,277
F45 Training Holdings Inc.(a)(b)	93,271	1,015,721
First Watch Restaurant Group Inc.(a)	63,434	1,063,154
Full House Resorts Inc.(a)	270,308	3,273,430
GAN Ltd.(a)(b)	35,603	327,191
Golden Entertainment Inc.(a)	144,283	7,290,620
Golden Nugget Online Gaming Inc.(a)(b)	336,264	3,345,827
Hilton Grand Vacations Inc.(a)(b)	710,554	37,026,969
International Game Technology PLC	830,933	24,022,273
Jack in the Box Inc.	24,321	2,127,601
Krispy Kreme Inc.(b)	128,925	2,439,261
Kura Sushi USA Inc., Class A(a)(b)	32,497	2,627,057
Life Time Group Holdings Inc.(a)(b)	182,370	3,138,588
Lindblad Expeditions Holdings Inc.(a)(b)	255,910	3,992,196
Monarch Casino & Resort Inc.(a)(b)	88,267	6,527,345
Nathan’s Famous Inc.	18,192	1,062,231
NEOGAMES SA(a)	85,511	2,375,495
Noodles & Co.(a)(b)	340,714	3,090,276
ONE Group Hospitality Inc. (The)(a)(b)	175,496	2,213,004
Papa John’s International Inc.	274,411	36,625,636
PlayAGS Inc.(a)(b)	230,140	1,562,651
Portillo’s Inc., Class A(a)(b)	135,931	5,102,850
RCI Hospitality Holdings Inc.	69,949	5,447,628
Red Robin Gourmet Burgers Inc.(a)(b)	130,505	2,157,248
Red Rock Resorts Inc., Class A	493,162	27,128,842
Rush Street Interactive Inc.(a)(b)	434,540	7,169,910
Ruth’s Hospitality Group Inc.(a)	272,743	5,427,586
Scientific Games Corp./DE, Class A(a)	797,499	53,296,858
SeaWorld Entertainment Inc.(a)	235,055	15,245,667
Shake Shack Inc., Class A(a)	309,418	22,327,603
Target Hospitality Corp.(a)(b)	142,655	507,852
Texas Roadhouse Inc.	578,749	51,670,711
Wingstop Inc.(b)	247,494	42,766,963
Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Xponential Fitness Inc., Class A(a)(b)	44,087	$901,138
		521,860,450
Household Durables — 2.2%
Aterian Inc.(a)(b)	214,492	881,562
Casper Sleep Inc.(a)(b)	243,252	1,624,923
Cavco Industries Inc.(a)	54,375	17,272,219
Century Communities Inc.	162,326	13,276,643
GoPro Inc., Class A(a)(b)	1,070,438	11,036,216
Green Brick Partners Inc.(a)	73,148	2,218,579
Hamilton Beach Brands Holding Co., Class A	27,099	389,142
Helen of Troy Ltd.(a)(b)	199,793	48,843,395
Hooker Furniture Corp.	7,187	167,313
Installed Building Products Inc.	196,156	27,406,916
iRobot Corp.(a)(b)	201,466	13,272,580
KB Home	121,730	5,444,983
LGI Homes Inc.(a)(b)	178,543	27,581,323
Lovesac Co. (The)(a)(b)	107,145	7,099,428
MDC Holdings Inc.	130,894	7,307,812
Meritage Homes Corp.(a)	17,959	2,192,075
Purple Innovation Inc., Class A(a)(b)	480,768	6,379,791
Skyline Champion Corp.(a)	434,335	34,303,778
Snap One Holdings Corp.(a)(b)	55,685	1,173,840
Sonos Inc.(a)(b)	998,298	29,749,280
Taylor Morrison Home Corp.(a)	118,709	4,150,067
Traeger Inc.(a)(b)	58,081	706,265
TRI Pointe Homes Inc.(a)(b)	70,085	1,954,671
Vuzix Corp.(a)(b)	497,301	4,311,600
Weber Inc., Class A(b)	50,740	656,068
		269,400,469
Household Products — 0.5%
Central Garden & Pet Co.(a)(b)	31,708	1,668,792
Central Garden & Pet Co., Class A, NVS(a)	130,197	6,229,927
Energizer Holdings Inc.	568,763	22,807,396
WD-40 Co.	112,959	27,634,290
		58,340,405
Independent Power and Renewable Electricity Producers — 0.1%
Clearway Energy Inc., Class A	77,421	2,592,055
Clearway Energy Inc., Class C	169,374	6,102,545
Sunnova Energy International Inc.(a)(b)	107,389	2,998,301
		11,692,901
Insurance — 1.3%
Bright Health Group Inc.(a)	315,681	1,085,943
BRP Group Inc., Class A(a)(b)	394,257	14,236,620
eHealth Inc.(a)(b)	61,269	1,562,360
Goosehead Insurance Inc., Class A	23,967	3,117,627
Heritage Insurance Holdings Inc.	15,607	91,769
Investors Title Co.	1,577	310,906
James River Group Holdings Ltd.	42,582	1,226,787
Kinsale Capital Group Inc.	178,353	42,428,395
Palomar Holdings Inc.(a)	203,151	13,158,090
RLI Corp.(b)	308,240	34,553,704
Selectquote Inc.(a)(b)	1,118,501	10,133,619
Trupanion Inc.(a)(b)	315,985	41,719,500
		163,625,320
Interactive Media & Services — 1.1%
Cargurus Inc.(a)(b)	791,157	26,614,522
Cars.com Inc.(a)(b)	78,050	1,255,825
Eventbrite Inc., Class A(a)(b)	635,317	11,079,929
EverQuote Inc., Class A(a)	158,335	2,479,526

Schedule of Investments (unaudited) (continued)	iShares® Russell 2000 Growth ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Interactive Media & Services (continued)
fuboTV Inc.(a)(b)	1,119,517	$17,374,904
Liberty TripAdvisor Holdings Inc., Class A(a)	471,219	1,022,545
MediaAlpha Inc., Class A(a)(b)	163,219	2,520,101
Outbrain Inc.(a)(b)	28,700	401,800
QuinStreet Inc.(a)	411,606	7,487,113
Society Pass Inc.(a)(b)	19,737	205,462
Yelp Inc.(a)(b)	548,481	19,876,951
Ziff Davis Inc.(a)	361,326	40,056,600
		130,375,278
Internet & Direct Marketing Retail — 0.9%
1-800-Flowers.com Inc., Class A(a)(b)	223,837	5,231,071
1stdibs.com Inc.(a)(b)	40,806	510,483
aka Brands Holding Corp.(a)(b)	49,599	458,791
CarParts.com Inc.(a)(b)	413,663	4,633,026
Duluth Holdings Inc., Class B(a)(b)	101,728	1,544,231
Groupon Inc.(a)(b)	170,090	3,939,284
Liquidity Services Inc.(a)(b)	224,065	4,947,355
Lulu’s Fashion Lounge Holdings Inc.(a)(b)	30,178	308,721
Overstock.com Inc.(a)(b)	357,446	21,092,888
PetMed Express Inc.	144,470	3,649,312
Porch Group Inc.(a)(b)	637,437	9,937,643
Quotient Technology Inc.(a)(b)	703,553	5,220,363
RealReal Inc. (The)(a)(b)	660,690	7,670,611
Rent the Runway Inc.(a)	89,210	727,062
Revolve Group Inc.(a)(b)	186,739	10,464,854
Shutterstock Inc.	194,557	21,572,480
Stitch Fix Inc., Class A(a)(b)	673,234	12,737,587
Xometry Inc., Class A(a)(b)	53,690	2,751,612
		117,397,374
IT Services — 2.6%
BigCommerce Holdings Inc., Series 1(a)(b)	403,243	14,262,705
Brightcove Inc.(a)	335,628	3,430,118
Cantaloupe Inc.(a)(b)	485,711	4,313,114
Cass Information Systems Inc.	19,314	759,426
CSG Systems International Inc.	127,817	7,364,816
DigitalOcean Holdings Inc.(a)(b)	398,300	31,995,439
EVERTEC Inc.	500,737	25,026,835
Evo Payments Inc., Class A(a)	391,649	10,026,214
ExlService Holdings Inc.(a)	271,501	39,305,200
Flywire Corp.(a)	437,943	16,668,111
GreenBox POS(a)(b)	156,761	658,396
Grid Dynamics Holdings Inc.(a)(b)	375,919	14,273,644
Hackett Group Inc. (The)	189,413	3,888,649
I3 Verticals Inc., Class A(a)(b)	178,445	4,066,762
IBEX Holdings Ltd.(a)(b)	47,436	611,450
International Money Express Inc.(a)(b)	270,763	4,321,378
Maximus Inc.	510,303	40,655,840
Paya Holdings Inc., Class A(a)(b)	705,670	4,473,948
Perficient Inc.(a)(b)	270,146	34,927,176
Priority Technology Holdings Inc.(a)	83,568	591,661
Rackspace Technology Inc.(a)(b)	330,986	4,458,381
Remitly Global Inc.(a)(b)	85,333	1,759,566
Repay Holdings Corp.(a)(b)	319,129	5,830,487
TTEC Holdings Inc.	154,152	13,958,464
Tucows Inc., Class A(a)(b)	82,004	6,873,575
Unisys Corp.(a)(b)	427,096	8,785,365
Verra Mobility Corp.(a)(b)	1,197,736	18,481,067
		321,767,787
Security	Shares	Value

Leisure Products — 0.5%
Acushnet Holdings Corp.	86,050	$4,567,534
AMMO Inc.(a)(b)	731,676	3,987,634
Clarus Corp.	217,141	6,019,149
Escalade Inc.	22,237	351,122
Johnson Outdoors Inc., Class A	27,222	2,550,429
Latham Group Inc.(a)(b)	263,802	6,602,964
Malibu Boats Inc., Class A(a)(b)	173,104	11,897,438
Marine Products Corp.	67,401	842,512
MasterCraft Boat Holdings Inc.(a)(b)	157,505	4,462,117
Nautilus Inc.(a)(b)	65,865	403,752
Smith & Wesson Brands Inc.	401,982	7,155,280
Solo Brands Inc., Class A(a)	55,024	860,025
Sturm Ruger & Co. Inc.	131,945	8,974,899
		58,674,855
Life Sciences Tools & Services — 1.5%
Absci Corp.(a)(b)	71,539	586,620
Akoya Biosciences Inc.(a)	110,929	1,698,323
Alpha Teknova Inc.(a)(b)	35,462	726,262
Berkeley Lights Inc.(a)(b)	407,022	7,399,660
BioNano Genomics Inc.(a)(b)	2,408,236	7,200,626
ChromaDex Corp.(a)(b)	403,325	1,508,435
Codex DNA Inc.(a)(b)	41,542	448,654
Codexis Inc.(a)(b)	497,605	15,560,108
Contra Aduro Biotech I(a)(c)	105,692	317,076
Cytek Biosciences Inc.(a)(b)	107,428	1,753,225
Fluidigm Corp.(a)	56,233	220,433
Harvard Bioscience Inc.(a)	280,340	1,976,397
Inotiv Inc.(a)(b)	122,203	5,141,080
IsoPlexis Corp, NVS(a)	36,718	337,438
MaxCyte Inc.(a)	461,684	4,704,560
Medpace Holdings Inc.(a)	240,400	52,320,656
NanoString Technologies Inc.(a)(b)	349,083	14,741,775
NeoGenomics Inc.(a)(b)	937,315	31,981,188
Pacific Biosciences of California Inc.(a)(b)	734,654	15,031,021
Personalis Inc.(a)(b)	22,948	327,468
Quanterix Corp.(a)	257,793	10,930,423
Rapid Micro Biosystems Inc., Cass A(a)(b)	40,562	431,580
Seer Inc., Class A(a)(b)	137,133	3,128,004
Singular Genomics Systems Inc.(a)	61,132	706,686
		179,177,698
Machinery — 4.0%
AgEagle Aerial Systems Inc.(a)(b)	356,726	560,060
Alamo Group Inc.	72,650	10,692,627
Albany International Corp., Class A	52,193	4,616,471
Blue Bird Corp.(a)(b)	65,083	1,017,898
Chart Industries Inc.(a)(b)	181,471	28,942,810
CIRCOR International Inc.(a)(b)	152,233	4,137,693
Commercial Vehicle Group Inc.(a)(b)	99,350	800,761
Desktop Metal Inc., Class A(a)	1,021,013	5,054,014
Douglas Dynamics Inc.	186,756	7,294,689
Energy Recovery Inc.(a)	343,743	7,387,037
Enerpac Tool Group Corp.	499,528	10,130,428
ESCO Technologies Inc.	18,472	1,662,295
Evoqua Water Technologies Corp.(a)(b)	959,496	44,856,438
Federal Signal Corp.	498,193	21,591,685
Franklin Electric Co. Inc.	384,706	36,377,799
Gorman-Rupp Co. (The)	34,797	1,550,206
Helios Technologies Inc.	267,343	28,116,463
Hillenbrand Inc.	331,170	17,217,528
Hydrofarm Holdings Group Inc.(a)(b)	321,795	9,103,581

Schedule of Investments (unaudited) (continued)	iShares® Russell 2000 Growth ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
Hyliion Holdings Corp.(a)(b)	188,573	$1,169,153
John Bean Technologies Corp.	260,263	39,965,986
Kadant Inc.	95,231	21,948,841
Lindsay Corp.	82,142	12,485,584
Luxfer Holdings PLC	102,454	1,978,387
Meritor Inc.(a)	482,405	11,953,996
Miller Industries Inc./TN	4,668	155,911
Mueller Industries Inc.	179,755	10,670,257
Mueller Water Products Inc., Class A	94,307	1,358,021
Nikola Corp.(a)(b)	1,892,913	18,683,051
Omega Flex Inc.	25,727	3,266,043
Proto Labs Inc.(a)(b)	37,304	1,915,560
RBC Bearings Inc.(a)(b)	33,451	6,756,099
REV Group Inc.	36,495	516,404
Shyft Group Inc. (The)(b)	288,645	14,181,129
SPX Corp.(a)	301,662	18,003,188
SPX FLOW Inc.	28,928	2,501,694
Tennant Co.	152,627	12,368,892
Terex Corp.	568,540	24,987,333
Titan International Inc.(a)	68,077	746,124
Wabash National Corp.	36,194	706,507
Watts Water Technologies Inc., Class A	127,160	24,690,657
Welbilt Inc.(a)(b)	1,086,094	25,816,454
		497,935,754
Media — 0.7%
AMC Networks Inc., Class A(a)(b)	125,630	4,326,697
Cardlytics Inc.(a)(b)	269,147	17,787,925
Clear Channel Outdoor Holdings Inc.(a)	261,674	866,141
Digital Media Solutions Inc., Class A(a)(b)	12,745	60,921
Iheartmedia Inc., Class A(a)	428,054	9,006,256
Integral Ad Science Holding Corp.(a)(b)	67,694	1,503,484
Magnite Inc.(a)(b)	1,073,514	18,786,495
National CineMedia Inc.	41,808	117,480
Sinclair Broadcast Group Inc., Class A	61,137	1,615,851
Stagwell Inc.(a)	45,540	394,832
TechTarget Inc.(a)(b)	216,187	20,680,448
Thryv Holdings Inc.(a)(b)	54,050	2,223,077
WideOpenWest Inc.(a)(b)	270,844	5,828,563
		83,198,170
Metals & Mining — 0.8%
Allegheny Technologies Inc.(a)	649,431	10,345,436
Century Aluminum Co.(a)(b)	23,659	391,793
Coeur Mining Inc.(a)(b)	1,459,342	7,355,084
Compass Minerals International Inc.	282,772	14,443,994
Gatos Silver Inc.(a)(b)	329,920	3,424,570
Hecla Mining Co.(b)	1,308,901	6,832,463
Kaiser Aluminum Corp.	16,795	1,577,722
Materion Corp.	66,391	6,103,989
MP Materials Corp.(a)(b)	627,153	28,485,289
NovaGold Resources Inc.(a)(b)	1,981,462	13,592,829
Perpetua Resources Corp.(a)	224,531	1,066,522
PolyMet Mining Corp.(a)(b)	81,735	204,338
Ryerson Holding Corp.	87,107	2,269,137
Schnitzer Steel Industries Inc., Class A	17,885	928,589
Warrior Met Coal Inc.	43,107	1,108,281
		98,130,036
Mortgage Real Estate Investment — 0.0%
Hannon Armstrong Sustainable Infrastructure
Capital Inc.	39,031	2,073,327
Security	Shares	Value

Mortgage Real Estate Investment (continued)
PennyMac Mortgage Investment Trust	159,958	$2,772,072
		4,845,399
Multiline Retail — 0.0%
Franchise Group Inc.	32,782	1,709,909

Oil, Gas & Consumable Fuels — 1.9%
Altus Midstream Co., Class A	2,895	177,492
Antero Resources Corp.(a)(b)	292,515	5,119,013
Arch Resources Inc.	25,638	2,341,262
Callon Petroleum Co.(a)(b)	342,712	16,193,142
Centennial Resource Development Inc./DE,
Class A(a)	192,657	1,152,089
Chesapeake Energy Corp.	51,219	3,304,650
Civitas Resources Inc.	59,230	2,900,493
Crescent Energy Inc.(a)(b)	247,192	3,134,395
Denbury Inc.(a)(b)	418,741	32,071,373
Dorian LPG Ltd.	46,433	589,235
Earthstone Energy Inc., Class A(a)(b)	34,148	373,579
Energy Fuels Inc./Canada(a)(b)	1,100,275	8,395,098
Falcon Minerals Corp.	276,422	1,346,175
Kosmos Energy Ltd.(a)	3,709,396	12,834,510
Laredo Petroleum Inc.(a)(b)	28,564	1,717,553
Magnolia Oil & Gas Corp., Class A	1,192,232	22,497,418
Matador Resources Co.	918,699	33,918,367
Oasis Petroleum Inc.	139,671	17,597,149
Ovintiv Inc.	125,012	4,212,904
Par Pacific Holdings Inc.(a)	315,136	5,196,593
Riley Exploration Permian Inc.	2,330	45,016
Southwestern Energy Co.(a)(b)	8,427,175	39,270,636
Talos Energy Inc.(a)	47,539	465,882
Tellurian Inc.(a)(b)	3,038,167	9,357,554
Uranium Energy Corp.(a)(b)	2,118,265	7,096,188
Ur-Energy Inc.(a)(b)	1,400,587	1,708,716
		233,016,482
Personal Products — 0.8%
Beauty Health Co. (The)(a)(b)	651,310	15,735,650
BellRing Brands Inc., Class A(a)(b)	222,282	6,341,705
elf Beauty Inc.(a)	400,481	13,299,974
Honest Co. Inc. (The)(a)(b)	499,249	4,038,924
Inter Parfums Inc.	149,592	15,991,385
Medifast Inc.	95,100	19,916,793
Nu Skin Enterprises Inc., Class A	183,254	9,300,140
Revlon Inc., Class A(a)(b)	8,551	96,968
USANA Health Sciences Inc.(a)(b)	99,133	10,032,260
Veru Inc.(a)(b)	379,059	2,232,658
		96,986,457
Pharmaceuticals — 2.0%
9 Meters Biopharma Inc.(a)	1,877,608	1,837,615
Aclaris Therapeutics Inc.(a)(b)	419,875	6,104,983
Aerie Pharmaceuticals Inc.(a)(b)	351,326	2,466,309
Amneal Pharmaceuticals Inc.(a)(b)	824,291	3,948,354
Amphastar Pharmaceuticals Inc.(a)(b)	95,726	2,229,459
Ampio Pharmaceuticals Inc.(a)(b)	1,593,371	908,221
Angion Biomedica Corp.(a)(b)	185,777	538,753
Antares Pharma Inc.(a)(b)	1,388,728	4,957,759
Arvinas Inc.(a)	390,948	32,112,469
Atea Pharmaceuticals Inc.(a)(b)	48,032	429,406
Axsome Therapeutics Inc.(a)(b)	229,680	8,677,310
BioDelivery Sciences International Inc.(a)(b)	780,210	2,418,651
Cassava Sciences Inc.(a)(b)	316,280	13,821,436

Schedule of Investments (unaudited) (continued)	iShares® Russell 2000 Growth ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals (continued)
Collegium Pharmaceutical Inc.(a)(b)	285,341	$5,330,170
Corcept Therapeutics Inc.(a)(b)	791,134	15,664,453
CorMedix Inc.(a)(b)	29,813	135,649
DICE Therapeutics Inc.(a)(b)	67,015	1,696,150
Durect Corp.(a)(b)	1,895,093	1,868,372
Edgewise Therapeutics Inc.(a)(b)	319,839	4,887,140
Esperion Therapeutics Inc.(a)	221,791	1,108,955
Evolus Inc.(a)(b)	270,185	1,758,904
Harmony Biosciences Holdings Inc.(a)(b)	191,160	8,151,062
Ikena Oncology Inc.(a)(b)	17,145	214,998
Innoviva Inc.(a)(b)	41,821	721,412
Intra-Cellular Therapies Inc.(a)	584,229	30,578,546
Kala Pharmaceuticals Inc.(a)(b)	270,553	327,369
Kaleido Biosciences Inc.(a)(b)	153,501	366,867
KemPharm Inc.(a)(b)	116,342	1,013,339
Landos Biopharma Inc.(a)	42,840	205,632
Marinus Pharmaceuticals Inc.(a)(b)	309,379	3,675,423
Mind Medicine MindMed Inc.(a)(b)	2,925,642	4,037,386
NGM Biopharmaceuticals Inc.(a)	25,080	444,167
Nuvation Bio Inc.(a)(b)	1,106,417	9,404,545
Ocular Therapeutix Inc.(a)(b)	642,154	4,475,813
Omeros Corp.(a)(b)	501,682	3,225,815
Oramed Pharmaceuticals Inc.(a)	249,339	3,560,561
Pacira BioSciences Inc.(a)(b)	366,304	22,040,512
Paratek Pharmaceuticals Inc.(a)(b)	400,277	1,797,244
Phathom Pharmaceuticals Inc.(a)(b)	167,051	3,285,893
Phibro Animal Health Corp., Class A	168,995	3,450,878
Pliant Therapeutics Inc.(a)(b)	182,729	2,466,842
Rain Therapeutics Inc.(a)(b)	82,189	1,058,594
Reata Pharmaceuticals Inc., Class A(a)(b)	201,232	5,306,488
Relmada Therapeutics Inc.(a)(b)	130,429	2,938,565
Revance Therapeutics Inc.(a)(b)	580,246	9,469,615
Seelos Therapeutics Inc.(a)(b)	795,042	1,295,918
SIGA Technologies Inc.(a)(b)	398,667	2,997,976
Tarsus Pharmaceuticals Inc.(a)(b)	56,560	1,272,600
Terns Pharmaceuticals Inc.(a)	70,015	495,006
TherapeuticsMD Inc.(a)	3,409,727	1,212,158
Theravance Biopharma Inc.(a)(b)	453,830	5,014,822
Theseus Pharmaceuticals Inc.(a)(b)	55,374	702,142
Ventyx Biosciences Inc.(a)	50,261	998,183
Verrica Pharmaceuticals Inc.(a)(b)	118,658	1,086,907
WaVe Life Sciences Ltd.(a)	320,606	1,006,703
		251,200,499
Professional Services — 2.4%
ASGN Inc.(a)	378,751	46,737,873
Atlas Technical Consultants Inc.(a)(b)	19,607	165,091
CRA International Inc.	49,958	4,664,079
Exponent Inc.	430,375	50,237,674
First Advantage Corp.(a)(b)	415,888	7,918,508
Forrester Research Inc.(a)	94,532	5,551,864
Franklin Covey Co.(a)	105,800	4,904,888
Heidrick & Struggles International Inc.	69,243	3,027,996
HireQuest Inc.(b)	37,624	758,500
HireRight Holdings Corp.(a)(b)	82,133	1,314,128
Huron Consulting Group Inc.(a)(b)	19,436	969,856
Insperity Inc.	302,537	35,732,645
KBR Inc.	1,029,870	49,042,410
Kforce Inc.	167,556	12,603,562
Sterling Check Corp.(a)(b)	60,709	1,245,142
TriNet Group Inc.(a)	336,424	32,047,750
Security	Shares	Value

Professional Services (continued)
Upwork Inc.(a)(b)	978,971	$33,441,649
Willdan Group Inc.(a)(b)	72,863	2,564,778
		292,928,393
Real Estate Management & Development — 1.0%
Cushman & Wakefield PLC(a)(b)	1,154,588	25,678,037
Douglas Elliman Inc.	87,633	1,007,785
eXp World Holdings Inc.(b)	518,908	17,482,011
Fathom Holdings Inc.(a)(b)	50,891	1,041,230
Forestar Group Inc.(a)(b)	36,478	793,396
Marcus & Millichap Inc.(a)	19,969	1,027,605
Newmark Group Inc., Class A(b)	1,240,565	23,198,565
Rafael Holdings Inc., Class B(a)	78,139	398,509
Redfin Corp.(a)(b)	855,797	32,854,047
RMR Group Inc. (The), Class A	13,011	451,221
St Joe Co. (The)	275,492	14,339,359
		118,271,765
Road & Rail — 0.7%
Daseke Inc.(a)(b)	335,120	3,364,605
HyreCar Inc.(a)(b)	146,826	691,551
PAM Transportation Services Inc.(a)(b)	5,442	386,436
Saia Inc.(a)	220,133	74,191,425
Universal Logistics Holdings Inc.	50,190	946,583
Werner Enterprises Inc.	60,194	2,868,846
Yellow Corp.(a)(b)	23,611	297,263
		82,746,709
Semiconductors & Semiconductor Equipment — 6.4%
Alpha & Omega Semiconductor Ltd.(a)	146,709	8,884,697
Ambarella Inc.(a)	292,939	59,434,394
Amkor Technology Inc.	181,122	4,490,014
Atomera Inc.(a)(b)	171,420	3,448,970
Axcelis Technologies Inc.(a)	275,344	20,529,649
CEVA Inc.(a)	189,207	8,181,311
CMC Materials Inc.	235,374	45,118,842
Cohu Inc.(a)	343,916	13,099,760
Diodes Inc.(a)	279,723	30,716,383
FormFactor Inc.(a)(b)	562,543	25,719,466
Ichor Holdings Ltd.(a)	153,067	7,045,674
Impinj Inc.(a)(b)	156,663	13,896,008
Kopin Corp.(a)(b)	650,109	2,658,946
Kulicke & Soffa Industries Inc.	508,323	30,773,874
Lattice Semiconductor Corp.(a)(b)	1,125,818	86,755,535
MACOM Technology Solutions Holdings Inc., Class H(a)(b)	402,554	31,519,978
MaxLinear Inc.(a)	588,334	44,354,500
Meta Materials Inc.(a)(b)	1,674,530	4,119,344
NVE Corp.	37,814	2,582,696
Onto Innovation Inc.(a)(b)	126,824	12,838,394
Power Integrations Inc.	501,274	46,563,342
Semtech Corp.(a)	536,266	47,690,135
Silicon Laboratories Inc.(a)	330,930	68,310,571
SiTime Corp.(a)	132,078	38,638,098
SkyWater Technology Inc.(a)(b)	65,200	1,057,544
SMART Global Holdings Inc.(a)(b)	148,211	10,521,499
SunPower Corp.(a)(b)	525,681	10,970,963
Synaptics Inc.(a)(b)	326,014	94,384,313
Ultra Clean Holdings Inc.(a)(b)	369,104	21,171,805
		795,476,705
Software — 10.1%
8x8 Inc.(a)	933,791	15,650,337

Schedule of Investments (unaudited) (continued)	iShares® Russell 2000 Growth ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
A10 Networks Inc.	413,803	$6,860,854
ACI Worldwide Inc.(a)	979,815	33,999,581
Agilysys Inc.(a)(b)	156,742	6,968,749
Alarm.com Holdings Inc.(a)(b)	392,458	33,284,363
Alkami Technology Inc.(a)(b)	219,535	4,403,872
Altair Engineering Inc., Class A(a)(b)	383,965	29,688,174
American Software Inc./GA, Class A	207,501	5,430,301
Appfolio Inc., Class A(a)(b)	157,943	19,120,580
Appian Corp.(a)(b)	326,913	21,317,997
Arteris Inc.(a)(b)	25,565	539,677
Asana Inc., Class A(a)	543,097	40,487,881
Avaya Holdings Corp.(a)(b)	691,180	13,685,364
AvidXchange Holdings Inc., NVS(a)	175,974	2,650,168
Benefitfocus Inc.(a)	151,743	1,617,580
Blackbaud Inc.(a)	398,102	31,442,096
Blackline Inc.(a)(b)	450,685	46,663,925
Bottomline Technologies DE Inc.(a)	64,553	3,645,308
Box Inc., Class A(a)	1,158,534	30,342,005
BTRS Holdings Inc.(a)(b)	541,238	4,232,481
Cerence Inc.(a)(b)	314,406	24,096,076
ChannelAdvisor Corp.(a)(b)	175,744	4,337,362
CommVault Systems Inc.(a)	380,669	26,235,707
Consensus Cloud Solutions Inc.(a)(b)	132,903	7,691,097
CoreCard Corp.(a)(b)	61,194	2,374,327
Couchbase Inc.(a)(b)	61,171	1,526,828
CS Disco Inc.(a)(b)	28,069	1,003,467
Digimarc Corp.(a)(b)	106,551	4,206,633
Digital Turbine Inc.(a)(b)	753,096	45,931,325
Domo Inc., Class B(a)	233,670	11,590,032
eGain Corp.(a)(b)	83,542	833,749
Enfusion Inc., Class A(a)	136,716	2,862,833
EngageSmart Inc.(a)	100,793	2,431,127
Envestnet Inc.(a)(b)	398,743	31,636,270
EverCommerce Inc.(a)(b)	108,065	1,702,024
Instructure Holdings Inc.(a)(b)	16,811	403,128
Intapp Inc.(a)(b)	66,324	1,668,712
InterDigital Inc.	104,265	7,468,502
JFrog Ltd.(a)(b)	437,427	12,991,582
Kaltura Inc.(a)	94,622	318,876
LivePerson Inc.(a)(b)	544,143	19,436,788
Marathon Digital Holdings Inc.(a)(b)	47,980	1,576,623
MeridianLink Inc.(a)(b)	82,048	1,770,596
MicroStrategy Inc., Class A(a)(b)	70,282	38,267,846
Mimecast Ltd.(a)	505,096	40,190,489
Mitek Systems Inc.(a)(b)	358,506	6,363,482
Model N Inc.(a)(b)	269,438	8,091,223
Momentive Global Inc.(a)	1,078,776	22,816,112
ON24 Inc.(a)	144,152	2,501,037
OneSpan Inc.(a)(b)	303,621	5,140,304
Pagerduty Inc.(a)(b)	680,868	23,660,163
Progress Software Corp.	363,540	17,548,076
PROS Holdings Inc.(a)(b)	330,442	11,396,945
Q2 Holdings Inc.(a)(b)	453,760	36,046,694
Qualys Inc.(a)(b)	282,937	38,824,615
Rapid7 Inc.(a)(b)	467,605	55,032,432
Rekor Systems Inc.(a)(b)	189,115	1,238,703
Rimini Street Inc.(a)	384,539	2,295,698
Riot Blockchain Inc.(a)(b)	735,578	16,425,457
SailPoint Technologies Holdings Inc.(a)(b)	759,599	36,719,016
Sapiens International Corp. NV.	259,291	8,932,575
Security	Shares	Value

Software (continued)
ShotSpotter Inc.(a)(b)	69,825	$2,061,234
Sprout Social Inc., Class A(a)	375,494	34,053,551
SPS Commerce Inc.(a)	299,373	42,615,747
Stronghold Digital Mining Inc.(a)	45,173	580,473
Sumo Logic Inc.(a)(b)	726,784	9,855,191
Telos Corp.(a)(b)	333,384	5,140,781
Tenable Holdings Inc.(a)(b)	766,750	42,224,923
Upland Software Inc.(a)	244,794	4,391,604
Varonis Systems Inc.(a)	889,283	43,379,225
Veritone Inc.(a)(b)	239,022	5,373,215
Viant Technology Inc., Class A(a)(b)	99,863	969,170
Vonage Holdings Corp.(a)	2,004,298	41,669,355
Weave Communications Inc.(a)	29,368	445,806
Workiva Inc.(a)(b)	355,806	46,429,125
Yext Inc.(a)(b)	936,546	9,290,536
Zuora Inc., Class A(a)(b)	921,631	17,216,067
		1,243,311,827
Specialty Retail — 3.1%
Abercrombie & Fitch Co., Class A(a)	43,835	1,526,773
American Eagle Outfitters Inc.	1,263,485	31,991,440
America’s Car-Mart Inc./TX(a)(b)	41,909	4,291,482
Arko Corp.(a)(b)	1,012,583	8,880,353
Asbury Automotive Group Inc.(a)(b)	192,409	33,234,807
Bed Bath & Beyond Inc.(a)(b)	97,381	1,419,815
Boot Barn Holdings Inc.(a)	241,853	29,760,012
Buckle Inc. (The)	235,693	9,972,171
Caleres Inc.	304,639	6,909,213
Camping World Holdings Inc., Class A	348,305	14,071,522
Chico’s FAS Inc.(a)	215,668	1,160,294
Children’s Place Inc. (The)(a)(b)	117,829	9,342,661
Citi Trends Inc.(a)	71,001	6,727,345
Designer Brands Inc. , Class A(a)	497,000	7,062,370
GrowGeneration Corp.(a)(b)	462,316	6,033,224
Guess? Inc.	45,453	1,076,327
Haverty Furniture Companies Inc.	58,312	1,782,598
Hibbett Inc.	101,603	7,308,304
JOANN Inc.(b)	94,919	985,259
Kirkland’s Inc.(a)(b)	109,211	1,630,520
MarineMax Inc.(a)	90,487	5,342,352
Monro Inc.	169,012	9,848,329
Murphy USA Inc.	200,523	39,952,202
National Vision Holdings Inc.(a)(b)	677,419	32,509,338
OneWater Marine Inc., Class A	85,961	5,241,042
Party City Holdco Inc.(a)(b)	935,573	5,211,142
Rent-A-Center Inc./TX	511,618	24,578,129
Sally Beauty Holdings Inc.(a)(b)	938,364	17,322,199
Shift Technologies Inc.(a)(b)	103,473	352,843
Shoe Carnival Inc.	135,182	5,282,913
Signet Jewelers Ltd.	341,511	29,721,702
Sleep Number Corp.(a)(b)	88,997	6,817,170
Sportsman’s Warehouse Holdings Inc.(a)	366,896	4,329,373
Torrid Holdings Inc.(a)(b)	24,922	246,229
Urban Outfitters Inc.(a)	399,298	11,723,389
Winmark Corp.	10,656	2,645,778
		386,290,620
Technology Hardware, Storage & Peripherals — 0.4%
3D Systems Corp.(a)(b)	937,715	20,198,381
Avid Technology Inc.(a)	298,888	9,734,782
Corsair Gaming Inc.(a)(b)	236,811	4,975,399
Diebold Nixdorf Inc.(a)(b)	609,870	5,519,324

Schedule of Investments (unaudited) (continued)	iShares® Russell 2000 Growth ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Technology Hardware, Storage & Peripherals (continued)
Eastman Kodak Co.(a)(b)	352,960	$1,651,853
Turtle Beach Corp.(a)(b)	108,951	2,425,249
		44,504,988
Textiles, Apparel & Luxury Goods — 1.2%
Crocs Inc.(a)	483,327	61,972,188
Kontoor Brands Inc.	431,500	22,114,375
Oxford Industries Inc.	10,349	1,050,631
PLBY Group Inc.(a)(b)	238,237	6,346,634
Rocky Brands Inc.(b)	3,010	119,798
Steven Madden Ltd.	667,018	30,996,326
Superior Group of Companies Inc.	16,486	361,703
Wolverine World Wide Inc.	676,647	19,494,200
		142,455,855
Thrifts & Mortgage Finance — 0.1%
Axos Financial Inc.(a)(b)	44,326	2,478,267
Blue Foundry Bancorp(a)(b)	13,381	195,764
Bridgewater Bancshares Inc.(a)(b)	38,802	686,407
Columbia Financial Inc.(a)(b)	124,238	2,591,605
Hingham Institution For Savings (The)	866	363,616
Kearny Financial Corp./MD	177,991	2,358,381
Luther Burbank Corp.	10,074	141,439
NMI Holdings Inc., Class A(a)	42,409	926,636
Walker & Dunlop Inc.	26,265	3,962,863
Waterstone Financial Inc.	16,901	369,456
		14,074,434
Tobacco — 0.1%
22nd Century Group Inc.(a)(b)	1,372,226	4,240,178
Turning Point Brands Inc.(b)	120,419	4,549,430
Vector Group Ltd.	175,267	2,012,065
		10,801,673
Trading Companies & Distributors — 1.2%
Alta Equipment Group Inc.(a)	28,809	421,764
Applied Industrial Technologies Inc.	318,768	32,737,474
Beacon Roofing Supply Inc.(a)(b)	347,846	19,948,968
BlueLinx Holdings Inc.(a)	76,155	7,292,603
Boise Cascade Co.	70,888	5,047,226
Custom Truck One Source Inc.(a)(b)	118,021	944,168
EVI Industries Inc.(a)(b)	50,287	1,570,463
Global Industrial Co.	82,175	3,360,957
H&E Equipment Services Inc.	265,887	11,770,817
Herc Holdings Inc.	207,082	32,418,687
Karat Packaging Inc.(a)(b)	38,422	776,509
Lawson Products Inc./DE(a)(b)	39,845	2,181,514
McGrath RentCorp.	139,238	11,175,242
Security	Shares	Value

Trading Companies & Distributors (continued)
Textainer Group Holdings Ltd.	54,182	$1,934,839
Transcat Inc.(a)(b)	58,654	5,421,389
WESCO International Inc.(a)	66,105	8,698,757
Willis Lease Finance Corp.(a)(b)	2,907	109,448
		145,810,825
Water Utilities — 0.2%
American States Water Co.	160,002	16,550,607
Cadiz Inc.(a)(b)	6,218	24,002
Global Water Resources Inc.	105,970	1,812,087
Middlesex Water Co.	49,281	5,928,504
Pure Cycle Corp.(a)	143,342	2,092,793
York Water Co. (The)	68,065	3,388,276
		29,796,269
Wireless Telecommunication Services — 0.0%
Gogo Inc.(a)(b)	35,168	475,823
Shenandoah Telecommunications Co.	137,259	3,500,105
		3,975,928

Total Common Stocks — 99.8%
(Cost: $11,437,151,600)		12,333,724,791

Short-Term Investments

Money Market Funds — 11.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.07%(d)(e)(f)	1,425,041,767	1,425,469,279
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	15,670,000	15,670,000
		1,441,139,279

Total Short-Term Investments — 11.7%
(Cost: $1,440,604,059)		1,441,139,279

Total Investments in Securities — 111.5%
(Cost: $12,877,755,659)		13,774,864,070

Other Assets, Less Liabilities — (11.5)%		(1,424,941,743)

Net Assets — 100.0%		$12,349,922,327

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® Russell 2000 Growth ETF
December 31, 2021

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/21	Shares Held at 12/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,625,108,435	$—		$(199,135,861)	(a)	$(99,901)	$(403,394)	$1,425,469,279	1,425,041,767	$6,319,686	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	10,470,000	5,200,000	(a)	—		—	—	15,670,000	15,670,000	981		—
						$(99,901)	$(403,394)	$1,441,139,279		$6,320,667		$—
(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-Mini Index	139	03/18/22	$15,587	$692,414

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$12,333,401,545	$—	$323,246	$12,333,724,791
Money Market Funds	1,441,139,279	—	—	1,441,139,279
	$13,774,540,824	$—	$323,246	$13,774,864,070
Derivative financial instruments(a)
Assets
Futures Contracts	$692,414	$—	$—	$692,414

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments (unaudited) (continued)	iShares® Russell 2000 Growth ETF
December 31, 2021

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares